Other current and Long Term liabilities (Details Textual)	1 Months Ended	12 Months Ended
	Dec. 31, 2009 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2007 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2012 Glaxo Smith Kline [Member] Extension Financing [Member] USD ($)
Supply Agreement, Acquisition Of Buildings and Fixtures						$ 8,188,000
Supply Agreement, Acquisition Of Production Equipment						11,138,000
Other current liabilities		1,133,000		1,995,000		316,000		353,000
Other long-term liabilities		24,680,000		17,823,000		3,818,000		2,527,000
Supply Agreement Total Installments							8,097,000
Provision For Service Award		3,031,000		2,876,000
Provision For Service Award Short Term		263,000		641,000
Proceeds From Advances		5,848,000	4,432,000	6,813,000	5,164,000
Deferred Tax Assets, Tax Credit Carryforwards, Research		20,357,000
Interest Rate On Advance				Euro Interbank Offered Rate (EURIBOR) plus 0.9%.	Euro Interbank Offered Rate (EURIBOR) plus 0.9%.
Proceeds From Conditional Grants	1,800,000
Conditional grants				$ 2,128,000
Service Award Provision Period		The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years) using actuarial assumptions and calculations as for the lump sum retirement indemnity.	The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years) using actuarial assumptions and calculations as for the lump sum retirement indemnity.